PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Buildings	807,737	798,097	109,339
Medical equipment	522,385	865,416	118,562
Electronic and office equipment	58,999	55,202	7,563
Motor vehicles	3,718	2,649	363
Leasehold improvement and building improvements	81,766	77,683	10,643
Construction in progress	2,466,320	2,307,336	316,104
Total	3,940,925	4,106,383	562,574
Less: accumulated depreciation	(385,042)	(394,273)	(54,017)
Impairment charges	(9,010)	(7,785)	(1,067)
	3,546,873	3,704,325	507,490